Employee future benefits (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2024			Year ended December 31, 2023
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the year	23,622	98	23,720	21,750
Current service cost (residual value)	32	3	35	120
Interest cost	185	-	185	807
Actuarial loss (gain) arising from changes in financial assumptions	(319)	-	(319)	1,213
Benefits paid	(183)	-	(183)	(815)
Impact of foreign exchange rate changes	(524)	(3)	(527)	645
Balances – End of the period	22,813	98	22,911	23,720
Change in plan assets
Balances – Beginning of the year	11,103	-	11,103	10,591
Interest income from plan assets	88	-	88	396
Employer contributions	9	-	9	36
Employee contributions	3	-	3	13
Benefits paid	(63)	-	(63)	(266)
Remeasurement of plan assets	-	-	-	15
Impact of foreign exchange rate changes	(248)	-	(248)	318
Balances – End of the year	10,892	-	10,892	11,103

Net liability of the unfunded plans	11,184	98	11,282	11,682
Net liability of the funded plans	737	-	737	935
Net amount recognized as Employee future benefits	11,921	98	12,019	12,617

Amounts recognized:
In net loss	126	4	130	520
Actuarial gain (loss) on defined benefit plans in other comprehensive (gain) loss	319	-	319	(1,195)